UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2010



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2010

                                                                      (Form N-Q)

48458-0211                                   (C)2011, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)   Principal and interest payments are insured by one of the following:
        ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA Tax Exempt Short-Term Fund
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(LIQ)   Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., DEPFA Bank, plc, Dexia Credit Local, Key Bank, N.A., Merrill Lynch & Co., Inc, or Wells Fargo Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Duke Realty Corp., Fannie Mae, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA     Economic Development Authority
EDB     Economic Development Board
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
ISD     Independent School District
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
December 31, 2010 (unaudited)

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (45.1%)

            ALABAMA (0.6%)
$   2,000   Mobile IDB                                          4.65%      12/01/2011    $      2,039
    1,165   Montgomery Medical Clinic Board                     4.50        3/01/2012           1,187
    1,265   Montgomery Medical Clinic Board                     4.50        3/01/2013           1,296
    1,200   Montgomery Medical Clinic Board                     4.50        3/01/2014           1,232
    2,480   Montgomery Medical Clinic Board                     4.50        3/01/2015           2,545
    2,595   Montgomery Medical Clinic Board                     4.50        3/01/2016           2,627
                                                                                         ------------
                                                                                               10,926
                                                                                         ------------
            ARIZONA (0.9%)
    1,350   Health Facilities Auth.                             4.00        4/01/2012           1,386
    4,655   Mohave County IDA                                   6.75        5/01/2012           4,828
    1,000   Pinal County Correctional Facilities IDA (INS)      5.25       10/01/2012           1,027
    1,000   Pinal County Correctional Facilities IDA (INS)      5.25       10/01/2013           1,033
    1,710   Pinal County Correctional Facilities IDA (INS)      5.25       10/01/2014           1,761
    5,365   State (INS)                                         5.00       10/01/2015           5,921
                                                                                         ------------
                                                                                               15,956
                                                                                         ------------
            CALIFORNIA (6.2%)
    5,000   Golden Empire Schools Financing Auth.               4.00        5/01/2012           5,187
    5,000   Golden State Tobacco Securitization Corp.           5.00        6/01/2015           5,085
    7,000   Golden State Tobacco Securitization Corp.           5.00        6/01/2016           7,029
    3,000   Golden State Tobacco Securitization Corp.           5.00        6/01/2017           2,966
    5,000   Irvine USD Community Facilities District (INS)      5.00        9/01/2014           5,423
    3,730   Irvine USD Community Facilities District (INS)      5.00        9/01/2015           4,074
    5,885   Irvine USD Community Facilities District (INS)      5.00        9/01/2016           6,418
    7,000   Los Angeles County Schools Pooled Financing
              Program                                           2.00        3/31/2011           7,017
   14,785   Public Works Board                                  5.00       10/01/2015          15,794
    2,000   Salinas USD (INS)                                   4.21 (a)    6/01/2014           1,804
    1,000   Salinas USD (INS)                                   4.21 (a)   10/01/2014             891
      290   Santa Rosa Rancheria Tachi Yokut Tribe (b)          4.50        3/01/2011             290
    1,750   Santa Rosa Rancheria Tachi Yokut Tribe (b)          4.88        3/01/2016           1,610
   15,000   State                                               3.00        6/28/2011          15,112
   15,000   State                                               5.00       10/01/2017          16,288
   17,500   Statewide Communities Dev. Auth.                    5.00        6/15/2013          18,564
                                                                                         ------------
                                                                                              113,552
                                                                                         ------------
            COLORADO (1.0%)
      280   Beacon Point Metropolitan District
              (LOC - Compass Bank)                              4.38       12/01/2015             277
    1,865   Denver Health and Hospital Auth.                    5.00       12/01/2014           1,958
    1,000   Denver Health and Hospital Auth.                    5.00       12/01/2015           1,050
    1,475   Denver Health and Hospital Auth.                    5.00       12/01/2016           1,531
    2,000   Health Facilities Auth.                             5.00        6/01/2012           2,079
    1,335   Health Facilities Auth.                             5.00        6/01/2013           1,406
    2,000   Health Facilities Auth.                             5.00        6/01/2015           2,136
    1,890   Health Facilities Auth.                             5.00       11/15/2015           2,059

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3  | USAA Tax Exempt Short-Term Fund
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
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
$     110   Health Facilities Auth. (ETM)                       5.00%      11/15/2015    $        127
    2,840   Health Facilities Auth.                             5.00       11/15/2016           3,082
      160   Health Facilities Auth. (ETM)                       5.00       11/15/2016             188
    1,885   High Plains Metropolitan District
              (LOC - Compass Bank)                              4.38       12/01/2015           1,866
                                                                                         ------------
                                                                                               17,759
            CONNECTICUT (0.6%)                                                           ------------
   12,000   Bridgeport                                          1.25        2/07/2011          12,004
                                                                                         ------------
            DISTRICT OF COLUMBIA (0.2%)
    3,665   Community Academy (INS)                             4.50        5/01/2017           3,395
                                                                                         ------------
            FLORIDA (1.8%)
    1,340   Clay County Dev. Auth.                              3.95        3/01/2011           1,347
    1,000   Highlands County Health Facilities                  5.00       11/15/2014           1,107
    1,000   Highlands County Health Facilities                  5.00       11/15/2015           1,104
    1,235   Highlands County Health Facilities                  5.00       11/15/2016           1,364
    3,500   Highlands County Health Facilities                  5.00       11/15/2016           3,864
   10,000   Hurricane Catastrophe Fund Finance Corp.            5.00        7/01/2014          10,708
    3,700   Jacksonville Economic Dev. Commission               4.00        3/01/2011           3,720
    2,000   Orange County Health Facilities Auth.               5.00       10/01/2013           2,136
    1,200   Orange County Health Facilities Auth.               5.00       10/01/2016           1,284
    2,000   Palm Beach County School Board (INS)                5.00        8/01/2015           2,212
    3,290   Palm Beach County School Board                      5.50        8/01/2015           3,704
                                                                                         ------------
                                                                                               32,550
                                                                                         ------------
            GEORGIA (0.3%)
    3,000   Fulton County Dev. Auth.                            4.00       11/15/2016           3,128
    3,000   Municipal Electric Auth. of Georgia                 5.00        1/01/2016           3,294
                                                                                         ------------
                                                                                                6,422
                                                                                         ------------
            GUAM (0.1%)
    1,000   Education Financing Foundation                      4.00       10/01/2013             995
      760   Education Financing Foundation                      5.00       10/01/2014             776
                                                                                         ------------
                                                                                                1,771
                                                                                         ------------
            ILLINOIS (3.8%)
    1,295   Chicago                                             6.13       12/01/2012           1,289
   15,000   Chicago Board of Education (INS)                    4.82 (a)   12/01/2013          14,000
    7,140   Finance Auth.                                       4.50        2/15/2016           7,274
    3,720   Finance Auth.                                       5.25        5/01/2016           3,812
    5,940   Finance Auth.                                       4.50        2/15/2017           5,959
      880   Housing Dev. Auth.                                  4.15        1/01/2014             922
      130   Housing Dev. Auth.                                  4.20        1/01/2014             136
      805   Housing Dev. Auth.                                  4.15        7/01/2014             847
    1,010   Housing Dev. Auth.                                  4.20        7/01/2015           1,059
      560   Housing Dev. Auth.                                  4.30        1/01/2016             585
      140   Housing Dev. Auth.                                  4.35        1/01/2016             147
    2,842   Pingree Grove                                       5.25        3/01/2015           2,708
    5,000   Railsplitter Tobacco Settlement Auth.               5.00        6/01/2016           5,211
    6,500   Railsplitter Tobacco Settlement Auth.               5.00        6/01/2018           6,617
   10,000   State                                               3.00        6/14/2011          10,059
    3,000   State (INS)                                         5.00        1/01/2016           3,170
    5,000   State                                               4.50        6/15/2016           5,347
                                                                                         ------------
                                                                                               69,142
                                                                                         ------------
            INDIANA (3.2%)
   10,000   Finance Auth.                                       4.90        1/01/2016          10,753
   10,000   Finance Auth.                                       3.38        3/01/2019           9,525

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                                                   Portfolio of Investments |  4
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
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
$   2,060   Health and Educational Facility Auth.               5.00%       2/15/2013    $      2,167
   20,000   Jasper County (INS)                                 5.60       11/01/2016          21,939
    3,750   Port Commission                                     4.10        5/01/2012           3,848
   10,000   Whiting Environmental Facilities                    5.00        7/01/2017          10,763
                                                                                         ------------
                                                                                               58,995
                                                                                         ------------

            IOWA (0.6%)
   10,000   Finance Auth. (INS)                                 5.00        7/01/2014          10,647
                                                                                         ------------
            KANSAS (0.1%)
    2,000   La Cygne (INS)                                      4.05        3/01/2015           2,151
                                                                                         ------------
            LOUISIANA (0.4%)
    1,500   Office Facilities Corp.                             5.00        3/01/2016           1,635
    2,500   Offshore Terminal Auth.                             5.25        9/01/2016           2,619
    3,455   Public Facilities Auth.                             2.88       11/01/2015           3,406
                                                                                         ------------
                                                                                                7,660
                                                                                         ------------
            MARYLAND (0.6%)
   10,000   Anne Arundel County                                 4.10        7/01/2014          10,074
      265   Health and Higher Education Facilities Auth.,
              acquired 3/05/2003, cost $265 (c)                 5.00        2/01/2013             278
                                                                                         ------------
                                                                                               10,352
                                                                                         ------------
            MASSACHUSETTS (0.8%)
   11,500   Dev. Finance Agency                                 2.88       10/01/2014          11,762
    2,015   Health and Educational Facilities Auth.             5.00        7/01/2016           2,116
                                                                                         ------------
                                                                                               13,878
                                                                                         ------------
            MICHIGAN (0.4%)
    4,950   Dickinson County EDC                                5.75        6/01/2016           5,034
    1,000   Hospital Finance Auth.                              5.00       11/15/2014           1,065
    1,000   Hospital Finance Auth.                              5.00       11/15/2015           1,067
      700   Wayne County (INS)                                  5.63        5/01/2011             709
                                                                                         ------------
                                                                                                7,875
                                                                                         ------------
            MINNESOTA (0.2%)
    1,335   Agricultural and EDB (INS)                          5.00        2/15/2015           1,463
      565   Agricultural and EDB (INS)                          5.00        2/15/2016             623
    1,000   Higher Education Facilities Auth.                   4.00        4/01/2015           1,066
      250   St. Paul Housing and Redevelopment Auth.            5.00        5/15/2013             261
      250   St. Paul Housing and Redevelopment Auth.            5.00        5/15/2014             263
      250   St. Paul Housing and Redevelopment Auth.            5.00        5/15/2015             264
      300   St. Paul Housing and Redevelopment Auth.            5.00        5/15/2016             314
      325   St. Paul Housing and Redevelopment Auth.            5.25        5/15/2017             343
                                                                                         ------------
                                                                                                4,597
                                                                                         ------------
            MISSISSIPPI (0.6%)
    1,500   Hospital Equipment and Facilities Auth.             5.00        8/15/2013           1,592
    2,280   Hospital Equipment and Facilities Auth.             5.00        8/15/2014           2,445
    4,330   Hospital Equipment and Facilities Auth.             5.00       12/01/2014           4,500
    1,000   Hospital Equipment and Facilities Auth.             5.00        8/15/2015           1,077
    2,000   Hospital Equipment and Facilities Auth.             5.00        8/15/2016           2,138
                                                                                         ------------
                                                                                               11,752
                                                                                         ------------
            MISSOURI (1.4%)
    1,135   Cape Girardeau County IDA                           5.00        6/01/2014           1,187
    1,000   Cape Girardeau County IDA                           5.00        6/01/2017           1,028

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

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
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
$   6,000   Environmental Improvement and Energy
              Resources Auth.                                   4.00%       1/02/2012    $      6,087
    1,200   Fenton                                              5.00        4/01/2011           1,209
    1,750   Fenton                                              5.00        4/01/2012           1,809
    1,055   Joint Municipal Electric Utility Commission (INS)   5.00        1/01/2015           1,126
    5,500   Riverside IDA (INS)                                 4.50        5/01/2016           5,735
    7,150   St. Louis Airport (INS)                             5.00        7/01/2013           7,635
                                                                                         ------------
                                                                                               25,816
                                                                                         ------------
            NEW HAMPSHIRE (0.2%)
    3,000   Strafford County                                    5.50        2/18/2011           2,997
                                                                                         ------------
            NEW JERSEY (2.4%)
    5,055   Health Care Facilities Financing Auth.              4.00       11/15/2016           5,146
    3,000   Jersey City                                         4.50       12/30/2011           3,031
   10,000   Newark                                              4.00        3/15/2011          10,021
    6,736   Newark                                              3.50       12/15/2011           6,779
    9,745   Tobacco Settlement Financing Corp.                  5.00        6/01/2014           9,947
    9,640   Transit Corp.                                       5.75        9/15/2014          10,196
                                                                                         ------------
                                                                                               45,120
                                                                                         ------------
            NEW MEXICO (0.2%)
      545   Jicarilla Apache Nation (b)                         5.00        9/01/2011             556
    1,395   Jicarilla Apache Nation (b)                         5.00        9/01/2013           1,470
    2,120   Sandoval County                                     4.00        6/01/2015           2,178
                                                                                         ------------
                                                                                                4,204
                                                                                         ------------
            NEW YORK (5.2%)
    1,000   Albany IDA                                          5.50       11/15/2012           1,048
    1,000   Albany IDA                                          5.50       11/15/2013           1,058
    3,500   Albany IDA                                          4.25       11/15/2014           3,589
    4,480   Albany IDA                                          5.00       11/15/2015           4,724
    1,000   Dormitory Auth.                                     3.00        7/01/2013           1,015
    3,710   Dormitory Auth.                                     5.00        7/01/2013           3,915
    1,000   Dormitory Auth.                                     5.00        7/01/2013           1,049
    1,865   Dormitory Auth.                                     5.00        7/01/2014           2,005
    3,010   Dormitory Auth.                                     5.00        7/01/2014           3,188
    5,000   Dormitory Auth.                                     5.20        2/15/2015           5,012
    4,095   Dormitory Auth.                                     5.00        7/01/2015           4,389
    3,145   Dormitory Auth.                                     5.00        7/01/2015           3,343
    2,000   Dormitory Auth.                                     4.00        8/15/2015           2,132
      720   Dormitory Auth.                                     4.00        2/15/2016             765
    3,295   Dormitory Auth.                                     5.00        7/01/2016           3,511
    2,000   Dormitory Auth.                                     5.00        7/01/2016           2,158
    1,700   East Rochester Housing Auth. (NBGA)                 3.75       12/20/2012           1,738
    3,000   Long Island Power Auth.                             5.25        6/01/2014           3,316
   20,000   New York City                                       5.00        8/01/2016          22,736
    1,745   Newburgh                                            5.15        8/30/2011           1,762
    4,000   Newburgh                                            5.15        8/30/2011           4,039
    2,500   Seneca Nation Indians Capital Improvements
              Auth. (b)                                         5.25       12/01/2016           2,298
    1,620   Suffolk County IDA                                  4.30       11/01/2011           1,644
   12,000   Syracuse                                            1.50        6/30/2011          12,036
    3,000   Westchester County Health Care Corp.                5.00       11/01/2015           3,140
                                                                                         ------------
                                                                                               95,610
                                                                                         ------------
            NORTH CAROLINA (0.5%)
    2,000   Eastern Municipal Power Agency                      5.00        1/01/2016           2,237
    2,100   Medical Care Commission                             4.38        7/01/2017           2,104
    3,855   Medical Care Commission                             5.00        7/01/2018           4,131
                                                                                         ------------
                                                                                                8,472
                                                                                         ------------

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
            OHIO (0.7%)
$   4,515   American Municipal Power, Inc.                      5.00%       2/15/2017    $      4,959
    4,500   Buckeye Tobacco Settlement Financing Auth.          5.00        6/01/2015           4,576
    1,240   Miami County                                        5.25        5/15/2011           1,255
    1,865   Miami County                                        5.25        5/15/2012           1,941
                                                                                         ------------
                                                                                               12,731
                                                                                         ------------
            OKLAHOMA (0.3%)
      310   Cherokee Nation (INS) (b)                           4.10       12/01/2011             315
    2,150   Cherokee Nation (INS) (b)                           4.30       12/01/2016           2,176
    1,685   Norman Regional Hospital Auth. (INS)                5.00        9/01/2011           1,678
    1,000   Norman Regional Hospital Auth. (INS)                5.00        9/01/2013             982
    1,090   Norman Regional Hospital Auth. (INS)                5.00        9/01/2014           1,062
                                                                                         ------------
                                                                                                6,213
                                                                                         ------------
            PENNSYLVANIA (2.2%)
   12,250   Allegheny County Hospital Dev. Auth.                5.00        5/15/2016          13,619
    1,065   Delaware County                                     4.00       10/01/2015           1,091
    1,110   Delaware County                                     4.00       10/01/2016           1,125
    1,155   Delaware County                                     5.00       10/01/2017           1,211
    1,195   Delaware County                                     5.00       10/01/2018           1,236
    4,000   EDA                                                 2.75        9/01/2013           3,970
    3,740   Higher Educational Facilities Auth.                 5.00        5/15/2016           4,158
    1,500   Montgomery County IDA                               5.00       11/15/2016           1,579
    2,000   Montgomery County IDA                               5.00       11/15/2017           2,072
    5,175   St. Mary Hospital Auth.                             4.00       11/15/2016           5,303
    5,170   St. Mary Hospital Auth.                             4.00       11/15/2016           5,298
                                                                                         ------------
                                                                                               40,662
                                                                                         ------------
            PUERTO RICO (0.8%)
   14,000   Government Dev. Bank                                4.75       12/01/2015          14,367
                                                                                         ------------
            SOUTH CAROLINA (2.8%)
   23,000   Berkeley County                                     4.88       10/01/2014          24,313
    2,125   Georgetown County                                   5.13        2/01/2012           2,184
    2,290   Jobs EDA (INS)                                      4.05        4/01/2013           2,318
    1,000   Lexington County Health Services District, Inc.     5.00       11/01/2014           1,088
    3,950   Piedmont Municipal Power Agency                     5.00        1/01/2015           4,324
    7,715   Piedmont Municipal Power Agency                     5.00        1/01/2016           8,464
    4,000   Richland County                                     4.60        9/01/2012           4,102
    1,485   SCAGO Educational Facilities Corp. (INS)            4.00       12/01/2016           1,483
    2,550   Tobacco Settlement Revenue Management Auth.         5.00        6/01/2018           2,555
                                                                                         ------------
                                                                                               50,831
                                                                                         ------------
            TENNESSEE (0.2%)
    2,750   Shelby County Health, Educational, and
              Housing Facility Board                            5.00        9/01/2014           3,025
                                                                                         ------------
            TEXAS (3.3%)
      160   Bexar County Health Facilities Dev. Corp.           5.00        7/01/2011             162
    3,000   Dallas Fort Worth International Airport             5.00       11/01/2016           3,361
    1,335   Gregg County Health Facilities Dev. Corp.           5.00       10/01/2015           1,396
    2,105   Gregg County Health Facilities Dev. Corp.           5.00       10/01/2016           2,176
    6,035   Harris County Cultural Education Facilities         5.00        2/15/2015           6,570
    4,500   Harris County Cultural Education Facilities         5.00        2/15/2016           4,924
    3,000   Lewisville ISD (NBGA)                               4.07 (a)    8/15/2011           2,991
      500   Midlothian Dev. Auth. (INS)                         5.00       11/15/2011             505
      760   Midlothian Dev. Auth. (INS)                         5.00       11/15/2012             774

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
$     535   Midlothian Dev. Auth. (INS)                         5.00%      11/15/2013    $        545
      560   Midlothian Dev. Auth. (INS)                         5.00       11/15/2014             568
      390   Midlothian Dev. Auth. (INS)                         5.00       11/15/2015             393
    1,220   Northwest ISD (NBGA)                                4.01 (a)    2/15/2013           1,190
    1,000   Northwest ISD (NBGA)                                4.07 (a)    2/15/2014             952
    1,000   San Leanna Education Facilities Corp.               5.00        6/01/2013           1,053
    1,585   San Leanna Education Facilities Corp.               5.00        6/01/2017           1,673
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.00        5/15/2011           1,006
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.25       11/15/2011             995
    1,155   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.25       11/15/2012           1,144
    1,220   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.00       11/15/2013           1,286
    1,100   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.25       11/15/2013           1,081
     870    Tarrant County Cultural Education Facilities
              Finance Corp.                                     4.63       11/15/2014             884
    1,265   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.25       11/15/2014           1,241
    1,470   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.00        5/15/2015           1,510
    1,250   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.75       11/15/2015           1,270
    1,000   Tarrant County Cultural Education Facilities
              Finance Corp.                                     5.00       11/15/2017           1,043
    3,635   Titus County                                        4.50        7/01/2011           3,685
    2,810   Tyler Health Facilities Dev. Corp.                  5.00       11/01/2013           2,880
    4,575   Tyler Health Facilities Dev. Corp.                  5.00       11/01/2014           4,699
    3,360   Tyler Health Facilities Dev. Corp.                  5.00       11/01/2015           3,440
    6,155   Tyler Health Facilities Dev. Corp.                  5.25       11/01/2016           6,291
                                                                                         ------------
                                                                                               61,688
                                                                                         ------------
            U.S. VIRGIN ISLANDS (0.6%)
    1,000   Water and Power Auth.                               4.00        7/01/2011           1,012
    1,000   Water and Power Auth.                               4.00        7/01/2012           1,030
    2,250   Water and Power Auth.                               4.75        7/01/2015           2,404
    2,700   Water and Power Auth.                               4.75        7/01/2016           2,898
    2,800   Water and Power Auth.                               4.75        7/01/2017           3,006
                                                                                         ------------
                                                                                               10,350
                                                                                         ------------
            VIRGINIA (1.9%)
   18,665   Chesapeake Port Facility IDA                        3.90        3/01/2013          19,320
    3,200   Housing Dev. Auth.                                  3.05        3/01/2018           3,095
    3,200   Housing Dev. Auth.                                  3.05        9/01/2018           3,086
    3,000   Housing Dev. Auth.                                  3.25        3/01/2019           2,873
    3,000   Housing Dev. Auth.                                  3.25        9/01/2019           2,861
    4,964   Marquis Community Dev. Auth., acquired
              11/16/2007, cost $4,964 (b),(c)                   5.10        9/01/2013           4,519
                                                                                         ------------
                                                                                               35,754
                                                                                         ------------
            Total Fixed-Rate Instruments (cost: $815,330)                                     829,224
                                                                                         ------------
            PUT BONDS (31.8%)

            ALABAMA (1.1%)
    7,500   Chatom IDB (NBGA)                                   1.20        8/01/2037           7,500
    8,000   East Alabama Health Care Auth.                      5.00        9/01/2033           8,296
    5,000   Mobile IDB                                          5.00        6/01/2034           5,499
                                                                                         ------------
                                                                                               21,295
                                                                                         ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
            ARIZONA (2.5%)
$  20,400   Maricopa County Pollution Control Corp.             4.00%       6/01/2043    $     20,465
   15,000   Navajo County                                       5.50        6/01/2034          15,978
   10,000   Yavapai County IDA                                  2.10        4/01/2029          10,000
                                                                                         ------------
                                                                                               46,443
                                                                                         ------------
            CALIFORNIA (3.5%)
    5,585   Economic Recovery                                   4.00        7/01/2023           5,936
   11,875   Economic Recovery                                   5.00        7/01/2023          13,021
    2,755   Health Facilities Financing Auth.                   4.45        7/01/2026           2,808
      245   Health Facilities Financing Auth. (PRE)             4.45        7/01/2026             250
    5,000   Health Facilities Financing Auth.                   5.00        7/01/2027           5,355
    2,910   Los Angeles (LOC - Allied Irish Banks plc)          2.00       11/01/2030           2,912
    8,000   Municipal Finance Auth.                             2.38        2/01/2039           7,959
    5,655   Pollution Control Financing Auth.                   0.75        8/01/2024           5,655
    5,000   Statewide Communities Dev. Auth. (INS)              4.10        4/01/2028           5,266
    5,775   Statewide Communities Dev. Auth.                    3.85       11/01/2029           6,004
    8,500   Statewide Communities Dev. Auth.                    3.45        4/01/2035           8,585
                                                                                         ------------
                                                                                               63,751
                                                                                         ------------
            COLORADO (1.0%)
    8,000   E-470 Public Highway Auth. (INS)                    5.00        9/01/2039           8,143
   10,500   Health Facilities Auth.                             4.00       10/01/2040          11,226
                                                                                         ------------
                                                                                               19,369
                                                                                         ------------
            CONNECTICUT (0.1%)
    1,000   Dev. Auth.                                          5.75        6/01/2026           1,033
                                                                                         ------------
            FLORIDA (2.2%)
    5,000   Highlands County Health Facilities Auth.            3.95       11/15/2032           5,223
    7,610   Hillsborough County IDA (INS)                       5.00       12/01/2034           7,882
    8,075   Miami-Dade County Health Facilities Auth. (INS)     4.55        8/01/2046           8,408
    5,000   Miami-Dade County IDA                               4.00       10/01/2018           4,941
   15,000   Polk County IDA                                     1.50       12/01/2030          15,001
                                                                                         ------------
                                                                                               41,455
                                                                                         ------------
            ILLINOIS (0.8%)
    1,250   Educational Facilities Auth.                        4.13        3/01/2030           1,291
    1,250   Educational Facilities Auth.                        4.13        3/01/2030           1,293
   10,000   Educational Facilities Auth.                        4.45        3/01/2034          10,517
    2,500   Educational Facilities Auth.                        3.40       11/01/2036           2,431
                                                                                         ------------
                                                                                               15,532
                                                                                         ------------
            INDIANA (0.8%)
    5,750   Finance Auth.                                       2.25        5/01/2028           5,750
    3,460   Plainfield (NBGA)                                   4.88        2/01/2035           3,460
    5,000   Whiting Environmental Facilities                    2.80        6/01/2044           4,988
                                                                                         ------------
                                                                                               14,198
                                                                                         ------------
            KENTUCKY (0.5%)
   10,000   Louisville/Jefferson County                         5.38        5/01/2027          10,239
                                                                                         ------------
            LOUISIANA (1.7%)
   10,000   De Soto Parish                                      3.25        1/01/2019          10,058
   10,000   Offshore Terminal Auth.                             4.30       10/01/2037          10,172
   10,000   Public Facilities Auth.                             7.00       12/01/2038          10,397
                                                                                         ------------
                                                                                               30,627
                                                                                         ------------

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
            MASSACHUSETTS (0.5%)
$  10,000   Health and Educational Facilities Auth.             4.13%      10/01/2037    $     10,272
                                                                                         ------------
            MICHIGAN (1.8%)
   10,000   Hospital Finance Auth.                              5.50       12/01/2034          11,049
    8,000   Strategic Fund Ltd.                                 5.25        8/01/2029           8,527
   13,500   Strategic Fund Ltd. (INS)                           4.85        9/01/2030          13,687
                                                                                         ------------
                                                                                               33,263
                                                                                         ------------
            MISSISSIPPI (0.7%)
    9,645   Claiborne County (NBGA)                             0.75       12/01/2015           9,645
    3,400   Claiborne County (NBGA)                             0.75       12/01/2015           3,400
                                                                                         ------------
                                                                                               13,045
                                                                                         ------------
            NEVADA (0.3%)
    4,835   Clark County                                        5.45        3/01/2038           5,051
                                                                                         ------------
            NEW JERSEY (0.7%)
   13,100   EDA                                                 0.80       12/01/2021          13,102
                                                                                         ------------
            NEW MEXICO (1.0%)
   11,600   Farmington                                          2.88        4/01/2029          11,697
    6,500   Farmington (INS)                                    4.00        6/01/2032           6,505
                                                                                         ------------
                                                                                               18,202
                                                                                         ------------
            NEW YORK (0.1%)
    1,075   Brookhaven IDA (LOC - Capital One, N.A.)            4.25       11/01/2037           1,076
                                                                                         ------------
            OHIO (1.7%)
   10,000   Air Quality Dev. Auth.                              2.25       12/01/2023           9,863
   10,000   Air Quality Dev. Auth.                              4.75        8/01/2029          10,383
    4,000   Air Quality Dev. Auth.                              3.88       12/01/2038           4,039
    5,500   State                                               2.25       11/01/2035           5,500
    1,400   Water Dev. Auth.                                    3.00       10/01/2033           1,410
                                                                                         ------------
                                                                                               31,195
                                                                                         ------------
            PENNSYLVANIA (2.5%)
    9,500   Beaver County IDA                                   3.00       10/01/2047           9,570
   10,000   Economic Dev. Financing Auth.                       2.63       12/01/2033          10,060
   15,500   Economic Dev. Financing Auth.                       3.00       12/01/2038          15,136
    3,000   Economic Dev. Financing Auth.                       3.00       12/01/2038           2,954
    3,100   EDA                                                 5.00       12/01/2042           3,237
    4,500   Pittsburgh Water and Sewer Auth. (INS)              2.63        9/01/2035           4,532
                                                                                         ------------
                                                                                               45,489
                                                                                         ------------
            TEXAS (4.6%)
    5,250   Gateway Public Facility Corp. (NBGA)                4.55        7/01/2034           5,658
   17,500   Matagorda County Navigation District No. 1          5.13        6/01/2030          17,741
   22,000   Mission EDC                                         0.95        1/01/2020          22,000
   12,000   North Texas Tollway Auth.                           5.75        1/01/2038          13,284
   15,000   North Texas Tollway Auth.                           5.00        1/01/2042          15,804
    9,380   Northside ISD (NBGA)                                4.10        6/01/2035           9,745
                                                                                         ------------
                                                                                               84,232
                                                                                         ------------
            VIRGINIA (0.8%)
    8,000   Louisa IDA                                          5.38       11/01/2035           8,635

 ===============================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
$    5,300  Peninsula Ports Auth.                               5.00%      10/01/2033    $      5,406
                                                                                         ------------
                                                                                               14,041
                                                                                         ------------
            WEST VIRGINIA (0.7%)
    7,000   EDA                                                 4.85        5/01/2019           7,388
    5,000   EDA                                                 3.13        3/01/2043           5,000
                                                                                         ------------
                                                                                               12,388
                                                                                         ------------
            WISCONSIN (1.4%)
   10,000   Health and Educational Facilities Auth.             4.75        8/15/2025          10,571
   14,350   Health and Educational Facilities Auth.             5.13        8/15/2027          15,418
                                                                                         ------------
                                                                                               25,989
                                                                                         ------------
            WYOMING (0.8%)
   14,000   Sweetwater County                                   3.90       12/01/2014          14,557
                                                                                         ------------
            Total Put Bonds (cost: $572,629)                                                  585,844
                                                                                         ------------
            ADJUSTABLE-RATE NOTES (0.4%)

            FLORIDA (0.4%)
    7,000   Citizens Property Insurance Corp.
              (cost: $7,000)                                    2.09        6/01/2013           7,009
                                                                                         ------------
            PERIODIC AUCTION RESET BONDS (0.8%)

            ARIZONA (0.2%)
   11,500   Maricopa County IDA, acquired 6/08/2006, cost
              $11,500 (c),(d)                                   0.54        1/01/2039           3,450
                                                                                         ------------
            CALIFORNIA (0.4%)
    7,500   Statewide Communities Dev. Auth., acquired
              8/03/2005-8/08/2007, cost $7,500 (INS) (c),(d)    0.78        5/15/2029           7,350
                                                                                         ------------
            OKLAHOMA (0.2%)
   12,000   Tulsa County Industrial Auth., acquired
              7/20/2006 & 9/27/2006, cost $12,000 (c),(d)       0.54        1/01/2039           3,600
                                                                                         ------------
            Total Periodic Auction Reset Bonds (cost: $31,000)                                 14,400
                                                                                         ------------
            VARIABLE-RATE DEMAND NOTES (21.9%)

            ALABAMA (0.7%)
   13,000   Washington County IDA (LOC - Regions Bank)          4.00        8/01/2037          13,000
                                                                                         ------------
            ARKANSAS (1.4%)
   25,295   Northwest Regional Airport Auth.
              (LOC - Regions Bank)                              3.25        2/01/2027          25,295
                                                                                         ------------
            CALIFORNIA (0.2%)
    4,200   Pollution Control Financing Auth.                   1.50        3/01/2041           4,200
                                                                                         ------------
            CONNECTICUT (1.0%)
   18,345   Health and Educational Facilities Auth.
              (LIQ)(LOC - Bank of America, N.A.) (b)            0.66        7/01/2037          18,345
                                                                                         ------------

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
            GEORGIA (0.2%)
$   4,000   La Grange Dev. Auth.                                5.00%      10/01/2012    $      4,000
                                                                                         ------------
            IDAHO (1.1%)
   19,885   American Falls Reservoir District                   1.50        2/01/2025          19,885
                                                                                         ------------
            ILLINOIS (1.6%)
   30,000   Illinois State (LIQ)                                3.25       10/01/2033          30,000
                                                                                         ------------
            KANSAS (0.3%)
    6,040   Merriam                                             2.70       12/01/2026           6,040
                                                                                         ------------
            LOUISIANA (2.9%)
   13,810   Lafayette (LIQ) (b)                                 1.23       11/01/2028          13,810
   15,000   Public Facilities Auth.                             1.50        5/01/2042          15,000
   25,000   Public Facilities Auth.                             1.75        8/01/2049          25,000
                                                                                         ------------
                                                                                               53,810
                                                                                         ------------
            MARYLAND (1.0%)
   17,905   Health and Higher Educational Facilities Auth.
              (LOC - Bank of America, N.A.)(LIQ) (b)            0.66        7/01/2036          17,905
                                                                                         ------------
            MASSACHUSETTS (0.6%)
   11,005   Dev. Finance Agency (LOC - Sovereign Bank)          0.78        6/01/2034          11,005
                                                                                         ------------
            MISSISSIPPI (0.8%)
   13,880   Business Finance Corp. (LOC - Regions Bank)         4.09       10/01/2018          13,880
                                                                                         ------------
            MULTI-STATE (0.9%)
   17,205   Non-Profit Preferred Funding Trust I (LIQ) (b)      0.98        9/15/2037          17,205
                                                                                         ------------
            PENNSYLVANIA (3.0%)
    9,100   Berks County IDA (NBGA)                             3.55        7/01/2016           9,100
   14,300   Delaware County (LOC - Sovereign Bank)              0.80        6/01/2037          14,300
   22,385   Harrisburg Auth. (INS)(LIQ)                         2.60        7/15/2017          22,385
   10,000   Schuylkill County IDA                               4.33        4/01/2021          10,000
                                                                                         ------------
                                                                                               55,785
                                                                                         ------------
            SOUTH DAKOTA (0.6%)
   10,400   Grant County                                        2.50       12/01/2012          10,400
                                                                                         ------------
            TEXAS (1.8%)
   20,000   Harris County Cultural Education Facilities
              Finance Corp. (LOC - Compass Bank)                1.35        6/01/2038          20,000
    8,220   Tarrant County Health Facilities Dev. Corp.
              (LOC - HSH Nordbank A.G.)                         1.27        8/15/2036           8,220
    4,625   Weslaco Health Facilities Dev. Corp.
              (LOC - Compass Bank)                              1.04        6/01/2038           4,625
                                                                                         ------------
                                                                                               32,845
                                                                                         ------------
            VIRGINIA (0.6%)
    4,200   Alexandria IDA (LOC - SunTrust Bank)                0.80       10/01/2043           4,200
    6,000   Winchester IDA (LIQ) (b)                            0.59        1/21/2014           6,000
                                                                                         ------------
                                                                                               10,200
                                                                                         ------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                         COUPON         FINAL             VALUE
(000)       SECURITY                                            RATE        MATURITY            (000)
-----------------------------------------------------------------------------------------------------
            WASHINGTON (1.1%)
$   5,490   Health Care Facilities Auth. (INS)(LIQ)             0.90%      12/01/2036    $      5,490
   15,530   Housing Finance Commission (LOC - HSH
              Nordbank A.G.)                                    1.27        3/01/2036          15,530
                                                                                         ------------
                                                                                               21,020
                                                                                         ------------
            WEST VIRGINIA (1.0%)
   19,000   Hospital Finance Auth. (LOC - Fifth Third Bank)     1.00       10/01/2033          19,000
                                                                                         ------------
            WISCONSIN (1.1%)
   19,500   Health and Educational Facilities Auth.
              (LOC - Marshall & Ilsley Bank)                    2.25        2/01/2038          19,500
                                                                                         ------------
            Total Variable-Rate Demand Notes (cost: $403,320)                                 403,320
                                                                                         ------------

            TOTAL INVESTMENTS (COST: $1,829,279)                                         $  1,839,797
                                                                                         ============

                                                VALUATION HIERARCHY
($ IN 000s)                                     --------------------
                                     (LEVEL 1)
                                   QUOTED PRICES     (LEVEL 2)
                                      IN ACTIVE       OTHER           (LEVEL 3)
                                       MARKETS      SIGNIFICANT      SIGNIFICANT
                                    FOR IDENTICAL   OBSERVABLE      UNOBSERVABLE
ASSETS                                 ASSETS         INPUTS           INPUTS               TOTAL
-------------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS           $            -   $   829,224     $          -    $     829,224
  PUT BONDS                                     -       585,844                -          585,844
  ADJUSTABLE-RATE NOTES                         -         7,009                -            7,009
  PERIODIC AUCTION RESET BONDS                  -         7,350            7,050           14,400
  VARIABLE-RATE DEMAND NOTES                    -       403,320                -          403,320
-------------------------------------------------------------------------------------------------
Total                              $            -   $ 1,832,747     $      7,050    $   1,839,797
-------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                PERIODIC AUTION
                                                                                    RESET BONDS
-----------------------------------------------------------------------------------------------
Balance as of September 30, 2010                                                         $7,050
Net realized gain (loss) on investments                                                       -
Change in net unrealized appreciation/depreciation of investments                             -
Net purchases (sales)                                                                         -
Transfers in and/or out of Level 3
-----------------------------------------------------------------------------------------------
Balance as of December 31, 2010                                                          $7,050
-----------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

14  | USAA Tax Exempt Short-Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, the Manager determined the market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as current yields, economic conditions, and any other relevant information. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2010, were $31,255,000 and $20,737,000, respectively, resulting in net unrealized appreciation of $10,518,000.

================================================================================

15  | USAA Tax Exempt Short-Term Fund

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,859,139,000 at December 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2010, was $19,197,000, which represented 1.0% of the Fund's net assets.
(d) Security was fair valued at December 31, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

                                         Notes to Portfolio of Investments |  16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    02/25/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.